CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 206,339	$ 179,934
Accounts receivable, including non-trade of $7,714 (December 31, 2011 - $7,714)	91,879	83,129
Vessels held for sale (note 4a)	13,250	19,000
Net investments in direct financing leases - current (note 9)	5,647	17,096
Prepaid expenses	29,384	36,963
Due from affiliates (note 12l)	29,682	6,138
Current portion of derivative instruments (note 13)	12,398	4,318
Other current assets	8	1,181
Total current assets	388,587	347,759
Vessels and equipment
At cost, less accumulated depreciation of $1,080,558 (December 31, 2011 - $1,023,894)	2,327,337	2,539,949
Advances on newbuilding contracts	127,286	45,637
Net investments in direct financing leases (note 9)	27,568	33,210
Derivative instruments (note 13)	2,913	877
Deferred tax asset (note 14)	8,948	391
Other assets	28,112	28,149
Intangible assets - net (note 6b)	15,527	21,644
Goodwill (note 6a)	127,113	127,113
Total assets	3,053,391	3,144,729
Current
Accounts payable	15,220	16,732
Accrued liabilities (note 7)	84,349	82,488
Due to affiliates (note 12l)	47,810	39,678
Current portion of derivative instruments (note 13)	47,748	46,396
Current portion of long-term debt (note 8)	248,385	229,365
Current portion of in-process revenue contracts (note 6c)	12,744	13,550
Total current liabilities	456,256	428,209
Long-term debt (note 8)	1,521,247	1,799,711
Derivative instruments (note 13)	213,731	244,998
In-process revenue contracts (note 6c)	101,294	113,202
Other long-term liabilities, including an amount due to parent of $5.2 million at December 31, 2011	26,819	35,569
Total liabilities	2,319,347	2,621,689
Commitments and contingencies (notes 8, 9, 13, and 15)
Redeemable non-controlling interest (note 15b)	28,815	38,307
Equity
Non-controlling interests	44,135	40,622
Partners' equity	661,152	444,665
Accumulated other comprehensive loss	(58)	(554)
Total equity	705,229	484,733
Total liabilities and total equity	$ 3,053,391	$ 3,144,729